CONSOLDIATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
CONSOLDIATED STATEMENTS OF OPERATIONS
Net sales	$ 9,316,256	$ 8,751,654	$ 8,230,670
Cost of products sold	7,751,273	7,338,838	6,898,819
GROSS PROFIT	1,564,983	1,412,816	1,331,851
Selling, general and administrative	650,948	627,340	605,868
Equity in earnings of affiliates	17,585	20,513	38,691
OPERATING INCOME	931,620	805,989	764,674
Other income and expense:
Interest and investment income (loss)	3,236	4,971	6,520
Interest expense	(12,704)	(12,453)	(12,859)
EARNINGS BEFORE INCOME TAXES	922,152	798,507	758,335
Provision for income taxes	316,126	268,431	253,374
NET EARNINGS	606,026	530,076	504,961
Less: Net earnings attributable to noncontrolling interest	3,349	3,865	4,911
NET EARNINGS ATTRIBUTABLE TO HORMEL FOODS CORPORATION	$ 602,677	$ 526,211	$ 500,050
NET EARNINGS PER SHARE:
BASIC (in dollars per share)	$ 2.28	$ 1.99	$ 1.90
DILUTED (in dollars per share)	$ 2.23	$ 1.95	$ 1.86
WEIGHTED-AVERAGE SHARES OUTSTANDING:
BASIC (in shares)	263,812	264,317	263,466
DILUTED (in shares)	270,216	270,224	268,891